CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
ASSETS
Cash and due from banks	$ 114,841	$ 110,122
Interest-bearing deposits with other banks	33,734	22,630
Investment securities available-for-sale, at market value (cost $1,203,065 at December 31, 2015 and $849,504 at December 31, 2014)	1,190,642	840,468
Investment securities held-to-maturity (market value $731,951 at December 31, 2015 and $874,749 at December 31, 2014)	726,259	867,996
Other investments	53,725	52,626
Loans held for sale	20,957	11,005
Loans and leases
Commercial and industrial	1,663,102	1,315,114
Lease financing	93,986	77,567
Real estate - construction	311,712	197,571
Real estate - commercial	2,258,297	2,140,667
Real estate - residential	512,311	501,894
Home equity	466,629	458,627
Installment	41,506	47,320
Credit card	41,217	38,475
Total loans and leases	5,388,760	4,777,235
Less: Allowance for loan and lease losses	53,398	52,858
Net loans and leases	5,335,362	4,724,377
Premises and equipment	136,603	141,381
Goodwill and other intangibles	211,865	145,853
FDIC indemnification asset	17,630	22,666
Accrued interest and other assets	305,793	278,697
Total assets	8,147,411	7,217,821
Deposits
Interest-bearing demand	1,414,291	1,225,378
Savings	1,945,805	1,889,473
Time	1,406,124	1,255,364
Total interest-bearing deposits	4,766,220	4,370,215
Noninterest-bearing	1,413,404	1,285,527
Total deposits	6,179,624	5,655,742
Federal funds purchased and securities sold under agreements to repurchase	89,325	103,192
Federal Home Loan Bank short-term borrowings	849,100	558,200
Total short-term borrowings	938,425	661,392
Long-term debt	119,540	48,241
Total borrowed funds	1,057,965	709,633
Accrued interest and other liabilities	100,446	68,369
Total liabilities	7,338,035	6,433,744
Shareholders' equity
Common stock - no par value	571,155	574,643
Retained earnings	388,240	352,893
Accumulated other comprehensive loss	(30,580)	(21,409)
Treasury stock, at cost, 7,089,051 shares in 2015 and 7,274,184 shares in 2014	(119,439)	(122,050)
Total shareholders' equity	809,376	784,077
Total liabilities and shareholders’ equity	$ 8,147,411	$ 7,217,821